STOCKHOLDER'S EQUITY (Details) - $ / shares	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020
Stockholder's Equity (Details) [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)	10,350,000	15,805,951
Common stock, shares outstanding (in Shares)	10,350,000	15,805,951
Warrant price per share	$ 1.50	$ 1.50
Common stock equals or exceeds per share		$ 11.50
Total equity proceeds, percentage	60.00%	60.00%
Business combination market value per share	$ 9.20	$ 9.20
Market value, percentage	180.00%	180.00%
Redemption trigger price per share	$ 18.00	$ 18.00
Business Combination [Member]
Stockholder's Equity (Details) [Line Items]
Business combination issue price or effective issue price per share	$ 9.20
Common Stock
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)	100,000,000
Common stock par value (in Dollars per share)	$ 0.0001
Common stock, shares issued (in Shares)	10,350,000
Common stock, shares outstanding (in Shares)	10,350,000
Warrant [Member]
Stockholder's Equity (Details) [Line Items]
Warrant price per share	$ 0.01	0.01	$ 0.01
Common stock equals or exceeds per share	$ 18.00	$ 18.00
Market value, percentage	115.00%	115.00%